Summary of Significant Accounting Policies - Schedule of Capital Accounts are Translated at their Historical Exchange Rates (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Capital Accounts are Translated at their Historical Exchange Rates [Abstract]
Year-end spot rate	7.7787	7.8257
Average rate	7.7917	7.8243	7.8383